UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 30, 2012

If amended report check here:                   []

This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.


Odey Asset Management Group Limited
-----------------------------------
Name of Institutional Investment Manager


Business Address         12 Upper Grosvenor St.         London, UK W1K2ND
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Form 13F File Number:   028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:


Fergus Lee              Chief Compliance Officer              44 020 7208 1400
------------------------------------------------------------------------------
(Name)                        (Title)                         (Phone)

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee
-----------------------------
12 Upper Grosvenor St.
London, UK
5/15/2012


Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3
Form 13F Information Table Entry Total:              69
Form 13F Information Table Value Total:  $    1,035,251 (in thousands)


List of Other Included Managers:

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------



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





                                                  FORM 13F INFORMATION TABLE


          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACE LTD                      SHS            H0023R105     1,244    17,000 SH       DEFINED  1,2,3      17,000
AGCO CORP                    COM            001084102    15,285   323,765 SH       DEFINED  1,2,3     323,765
AGNICO EAGLE MINES LTD       COM            008474108       202     6,082 SH       DEFINED  1,2,3       6,082
ALLEGHANY CORP DEL           COM            017175100     4,212    12,800 SH       DEFINED  1,2,3      12,800
ALTRIA GROUP INC             COM            02209S103     1,235    40,000 SH       DEFINED   2,3       40,000
AMERICAN AXLE & MFG HLDGS IN COM            024061103     1,171   100,000 SH       DEFINED   2,3      100,000
APPLE INC                    COM            037833100     9,053    15,099 SH       DEFINED  1,2,3      15,099
APPLE INC                    COM            037833100     1,199     2,000 SH       DEFINED   2,3        2,000
ARCH CAP GROUP LTD           ORD            G0450A105     1,265    33,960 SH       DEFINED  1,2,3      33,960
BANK OF AMERICA CORPORATION  COM            060505104     7,082   740,000 SH       DEFINED  1,2,3     740,000
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    35,583   438,489 SH       DEFINED  1,2,3     438,489
CADIZ INC                    COM NEW        127537207     3,680   400,000 SH       DEFINED  1,2,3     400,000
CATERPILLAR INC DEL          COM            149123101     1,385    13,000 SH       DEFINED   2,3       13,000
CHECK POINT SOFTWARE TECH LT ORD            M22465104     2,873    45,000 SH       DEFINED  1,2,3      45,000
CHECK POINT SOFTWARE TECH LT ORD            M22465104     1,181    18,500 SH       DEFINED   2,3       18,500
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104    33,168   822,832 SH       DEFINED  1,2,3     822,832
CIT GROUP INC                COM NEW        125581801     1,650    40,000 SH       DEFINED   2,3       40,000
CITIGROUP INC                COM NEW        172967424   147,470 4,034,747 SH       DEFINED  1,2,3   4,034,747
CITIGROUP INC                COM NEW        172967424     1,645    45,000 SH       DEFINED   2,3       45,000
CNA FINL CORP                COM            126117100    20,973   715,068 SH       DEFINED  1,2,3     715,068
DELL INC                     COM            24702R101     8,447   509,000 SH       DEFINED  1,2,3     509,000
DEUTSCHE BANK AG             NAMEN AKT      D18190898    24,623   495,055 SH       DEFINED  1,2,3     495,055
D R HORTON INC               COM            23331A109       106     7,000 SH       DEFINED  1,2,3       7,000
D R HORTON INC               COM            23331A109     1,107    73,000 SH       DEFINED   2,3       73,000
EBAY INC                     COM            278642103    34,991   948,269 SH       DEFINED  1,2,3     948,269
E M C CORP MASS              COM            268648102     1,386    46,400 SH       DEFINED  1,2,3      46,400
FIRST INTST BANCSYSTEM INC   COM CL A       32055Y201     4,386   300,000 SH       DEFINED  1,2,3     300,000
F M C CORP                   COM NEW        302491303     1,216    11,490 SH       DEFINED  1,2,3      11,490
FOOT LOCKER INC              COM            344849104     1,552    50,000 SH       DEFINED   2,3       50,000
FX ENERGY INC                COM            302695101     5,296   973,479 SH       DEFINED  1,2,3     973,479
GENERAL ELECTRIC CO          COM            369604103     2,636   131,350 SH       DEFINED  1,2,3     131,350
GOOGLE INC                   CL A           38259P508     7,000    10,917 SH       DEFINED  1,2,3      10,917
GOOGLE INC                   CL A           38259P508     1,282     2,000 SH       DEFINED   2,3        2,000
INTERNATIONAL BUSINESS MACHS COM            459200101    25,088   120,239 SH       DEFINED  1,2,3     120,239
JOHNSON & JOHNSON            COM            478160104        73     1,100 SH       DEFINED  1,2,3       1,100
JOHNSON & JOHNSON            COM            478160104       660    10,000 SH       DEFINED   2,3       10,000
JPMORGAN CHASE & CO          COM            46625H100   110,119 2,394,931 SH       DEFINED  1,2,3   2,394,931
LAM RESEARCH CORP            COM            512807108     1,455    32,600 SH       DEFINED  1,2,3      32,600
LOUISIANA PAC CORP           COM            546347105     9,443 1,010,000 SH       DEFINED  1,2,3   1,010,000
LOUISIANA PAC CORP           COM            546347105     1,402   150,000 SH       DEFINED   2,3      150,000
MASCO CORP                   COM            574599106     4,813   360,000 SH       DEFINED  1,2,3     360,000
MGIC INVT CORP WIS           COM            552848103    10,728 2,163,000 SH       DEFINED  1,2,3   2,163,000
MGIC INVT CORP WIS           COM            552848103       496   100,000 SH       DEFINED   2,3      100,000
MICRON TECHNOLOGY INC        COM            595112103     3,238   400,000 SH       DEFINED  1,2,3     400,000
MICROSOFT CORP               COM            594918104    67,237 2,084,531 SH       DEFINED  1,2,3   2,084,531
MICROSOFT CORP               COM            594918104       806    25,000 SH       DEFINED   2,3       25,000
MONSANTO CO NEW              COM            61166W101    45,454   569,881 SH       DEFINED  1,2,3     569,881
MONSANTO CO NEW              COM            61166W101       957    12,000 SH       DEFINED   2,3       12,000
NEWMONT MINING CORP          COM            651639106     1,025    20,000 SH       DEFINED   2,3       20,000
NEWS CORP                    CL A           65248E104       678    34,400 SH       DEFINED  1,2,3      34,400
NOVELLUS SYS INC             COM            670008101       729    14,600 SH       DEFINED  1,2,3      14,600
NVR INC                      COM            62944T105     4,358     6,000 SH       DEFINED  1,2,3       6,000
PARTNERRE LTD                COM            G6852T105     6,987   102,916 SH       DEFINED  1,2,3     102,916
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    12,954   487,743 SH       DEFINED  1,2,3     487,743
ROYAL GOLD INC               COM            780287108     3,587    55,000 SH       DEFINED  1,2,3      55,000
SUNTRUST BKS INC             COM            867914103    29,811 1,233,400 SH       DEFINED  1,2,3   1,233,400
SUNTRUST BKS INC             COM            867914103     1,208    50,000 SH       DEFINED   2,3       50,000
SWIFT TRANSN CO              CL A           87074U101     7,795   675,510 SH       DEFINED  1,2,3     675,510
SWIFT TRANSN CO              CL A           87074U101     1,442   125,000 SH       DEFINED   2,3      125,000
SCHWAB CHARLES CORP NEW      COM            808513105     1,078    75,000 SH       DEFINED   2,3       75,000
CHUBB CORP                   COM            171232101     1,251    18,100 SH       DEFINED  1,2,3      18,100
RYLAND GROUP INC             COM            783764103     2,578   133,700 SH       DEFINED  1,2,3     133,700
UBS AG                       SHS            H89231338     8,222   586,815 SH       DEFINED  1,2,3     586,815
UNITED RENTALS INC           COM            911363109    29,598   690,100 SH       DEFINED  1,2,3     690,100
U S G CORP                   COM NEW        903293405     1,978   115,000 SH       DEFINED  1,2,3     115,000
WELLS FARGO & CO NEW         COM            949746101   238,088 6,973,871 SH       DEFINED  1,2,3   6,973,871
WELLS FARGO & CO NEW         COM            949746101     2,134    62,500 SH       DEFINED   2,3       62,500
XILINX INC                   COM            983919101    11,553   316,700 SH       DEFINED  1,2,3     316,700
YAHOO INC                    COM            984332106       644    42,300 SH       DEFINED  1,2,3      42,300

                          69                          1,035,251
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